Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information

13. Segment Information

The Company currently operates in three principal business segments globally — advertising, MVAS and other non-advertising. Information regarding the business segments provided to the Company’s chief operating decision makers (“CODM”) are at the revenue or gross margin level. The Company currently does not allocate operating costs nor assets to its segments, as its CODM does not use such information to allocate resources to or evaluate the performance of the operating segments.  The Company currently does not allocate other long-lived assets to the geographic operations, except for property and equipment.

The following is a summary of revenues, costs of revenues and gross margins:

	Advertising	MVAS	Other	Total
	(In thousands, except percentages)
Year ended December 31, 2011:
Net revenues	$368,805	$83,457	$30,567	$482,829
Costs of revenues	157,458	53,235	4,655	215,348
Gross margin	57%	36%	85%	55%
Year ended December 31, 2010:
Net revenues	$290,814	$86,183	$25,620	$402,617
Costs of revenues	116,295	49,612	2,503	168,410
Gross margin	60%	42%	90%	58%
Year ended December 31, 2009:
Net revenues	$227,895	$119,341	$11,331	$358,567
Costs of revenues	99,835	56,851	1,606	158,292
Gross margin	56%	52%	86%	56%

The following is a summary of the Company’s geographic operations:

	PRC	International	Total
	(In thousands)
Year ended and as of December 31, 2011:
Net revenues	$479,341	$3,488	$482,829
Long-lived assets	74,112	399	74,511
Year ended and as of December 31, 2010:
Net revenues	$398,743	$3,874	$402,617
Long-lived assets	32,690	599	33,289
Year ended and as of December 31, 2009:
Net revenues	$355,585	$2,982	$358,567
Long-lived assets	22,346	676	23,022

Revenues are attributed to the countries in which the invoices are issued.